Related Parties	3 Months Ended
Mar. 31, 2025
Related Parties [Abstract]
RELATED PARTIES

8. RELATED PARTIES

During the three months ended March 31, 2025, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with SATS Credit Fund LP (the “Investor”), pursuant to which the Company issued to the Investor a convertible note in the aggregate principal amount of approximately $46.3 million. Refer to Note 10 for further details. The Securities Purchase Agreement and the transactions contemplated thereby were approved by the audit committee and the board of directors of the Company specifically in light of certain related party components, including that the Investor is a private investment fund raised and managed by Ten31, LLC, which is an affiliate of Fold’s member of the board of directors, Dr. Jonathan Kirkwood. Dr. Kirkwood recused himself from the board of directors’ approval of the Securities Purchase Agreement and the related transactions.

During the year ended December 31, 2024, the Company entered into a SAFE with Thesis Inc., a principal shareholder of the Company, totaling $1.0 million.